Regulatory Capital Requirements	6 Months Ended
Jun. 30, 2019
Regulatory Capital Requirements
Regulatory Capital Requirements

17.          Regulatory Capital Requirements

TWL, DW and TWD are subject to the Uniform Net Capital Rule 15c3‑1 under the Securities Exchange Act of 1934. TEL is subject to certain financial resource requirements with the FCA in the UK, TWJ is subject to certain financial resource requirements with the FCA in Japan and TWEU is subject to certain finance resource requirements with the AFM in the Netherlands.

At June 30, 2019 and December 31, 2018, the regulatory capital requirements and regulatory capital for TWL, DW, TWD, TEL, TWJ and TWEU were as follows (in thousands):

As of June 30, 2019	TWL	DW	TWD	TEL	TWJ	TWEU
Regulatory Capital	$21,837	$42,786	$25,858	$47,555	$12,286	$6,472
Regulatory Capital Requirement	1,615	1,559	386	17,515	4,368	6,472
Excess Regulatory Capital	$20,222	$41,227	$25,472	$30,040	$7,918	$—

As of December 31, 2018	TWL	DW	TWD	TEL	TWJ
Regulatory Capital	$18,986	$41,164	$24,042	$46,157	$10,592
Regulatory Capital Requirement	2,698	1,803	599	17,493	3,413
Excess Regulatory Capital	$16,288	$39,361	$23,443	$28,664	$7,179

As SEFs, TW SEF and DW SEF are required to maintain adequate financial resources and liquid financial assets in accordance with CFTC regulations. The required and maintained financial resources and liquid financial assets at June 30, 2019 and December 31, 2018 are as follows (in thousands):

	As of June 30, 2019		As of December 31, 2018
	TW SEF	DW SEF	TW SEF	DW SEF
Financial Resources	$30,137	$15,032	$31,232	$17,837
Required Financial Resources	10,500	5,589	10,500	5,169
Excess Financial Resources	$19,637	$9,443	$20,732	$12,668

Liquid Financial Assets	$16,961	$8,719	$16,662	$11,888
Required Liquid Financial Assets	5,250	2,795	5,250	2,585
Excess Liquid Financial Assets	$11,711	$5,924	$11,412	$9,303